Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

a) Related parties

Shanghai Diyi	Equity investee of the Company

b) Amount due from related parties

		As of
Name of Related Party	Nature	December 31, 2025	June 30, 2026
		RMB	RMB	US$
Shanghai Diyi	Accounts receivable	321	254	37

c) Net Revenues — Related Party

	For the six months ended June 30,
Name of Related Party	2025	2026
	RMB	RMB	US$
Shanghai Diyi	231	2,080	307

d) Cost of revenues — Related Party

	For the six months ended June 30,
Name of Related Party	2025	2026
	RMB	RMB	US$
Shanghai Diyi	185	44	6